Cost of Equities, Amortized Cost of Debt Securities and Estimated Fair Value of Insurance Subsidiary Investments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013
Schedule Of Available For Sale Securities [Line Items]
Cost		$ 266,069	$ 243,666
Unrealized gains		361	1,804
Unrealized losses		(434)	(81)
Fair value		265,996	245,389
Debt securities
Schedule Of Available For Sale Securities [Line Items]
Cost		100,203	47,707
Unrealized gains		41	91
Unrealized losses		(86)	(18)
Fair value		100,158	47,780
Equity by industry
Schedule Of Available For Sale Securities [Line Items]
Cost		8,259	7,770
Unrealized gains		318	1,711
Unrealized losses		(348)	(61)
Fair value		8,229	9,420
Equity by industry | Consumer
Schedule Of Available For Sale Securities [Line Items]
Cost		1,539	1,534
Unrealized gains		107	303
Unrealized losses		(13)	(21)
Fair value		1,633	1,816
Equity by industry | Financial Services
Schedule Of Available For Sale Securities [Line Items]
Cost		975	1,445
Unrealized gains		56	302
Unrealized losses		(6)	(2)
Fair value		1,025	1,745
Equity by industry | Healthcare
Schedule Of Available For Sale Securities [Line Items]
Cost		962	787
Unrealized gains		60	186
Unrealized losses		(8)	(3)
Fair value		1,014	970
Equity by industry | Technology
Schedule Of Available For Sale Securities [Line Items]
Cost		989	1,214
Unrealized gains		41	213
Unrealized losses		(34)
Fair value		996	1,427
Equity by industry | Industrial
Schedule Of Available For Sale Securities [Line Items]
Cost		649	1,140
Unrealized gains		14	326
Unrealized losses		(22)
Fair value		641	1,466
Equity by industry | Other
Schedule Of Available For Sale Securities [Line Items]
Cost		3,145	1,650
Unrealized gains		40	381
Unrealized losses		(265)	(35)
Fair value		2,920	1,996
Cash and cash equivalents
Schedule Of Available For Sale Securities [Line Items]
Cost	[1]	150,556	184,239
Fair value	[1]	150,556	184,239
Corporate bonds | Debt securities
Schedule Of Available For Sale Securities [Line Items]
Cost		49,077	20,573
Unrealized gains		19	50
Unrealized losses		(60)	(8)
Fair value		49,036	20,615
Debt securities issued by US government agencies | Debt securities
Schedule Of Available For Sale Securities [Line Items]
Cost		25,313	19,498
Unrealized gains		19	37
Unrealized losses		(19)	(8)
Fair value		25,313	19,527
U.S. Treasury notes | Debt securities
Schedule Of Available For Sale Securities [Line Items]
Cost		25,813	7,636
Unrealized gains		3	4
Unrealized losses		(7)	(2)
Fair value		25,809	7,638
Certificates of deposit
Schedule Of Available For Sale Securities [Line Items]
Cost		7,051	3,950
Unrealized gains		2	2
Unrealized losses			(2)
Fair value		$ 7,053	$ 3,950

[1]	Includes $15.6 million and $8.5 million of money market funds at December 31, 2014 and 2013, respectively.